Intangible assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	₽ 10,846	₽ 10,807
Ending balance	11,316	10,846
Gross amount of fully amortized intangible assets	450	190
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	13,790	13,292
Additions	447	385
Additions from business combinations (Note 6)	1,248	337
Disposals	(195)	(224)
Ending balance	15,290	13,790
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(2,944)	(2,485)
Amortization charge	(672)	(580)
Impairment	(441)	(23)
Disposals	83	144
Ending balance	(3,974)	(2,944)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	6,378	6,285
Ending balance	7,062	6,378
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	6,378	6,285
Additions from business combinations (Note 6)	777	93
Ending balance	7,155	6,378
Goodwill | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Impairment	(93)
Ending balance	(93)
Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance	183	183
Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	183	183
Ending balance	183	183
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	694	547
Ending balance	707	694
Computer software | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	1,354	1,083
Additions	236	279
Additions from business combinations (Note 6)	280	166
Transfer between groups	36	31
Disposals	(156)	(205)
Ending balance	1,750	1,354
Computer software | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(660)	(536)
Amortization charge	(317)	(245)
Impairment	(148)	(4)
Disposals	82	125
Ending balance	(1,043)	(660)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	3,307	3,508
Ending balance	3,098	3,307
Customer relationships | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	5,414	5,326
Additions from business combinations (Note 6)	159	88
Ending balance	5,573	5,414
Customer relationships | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(2,107)	(1,818)
Amortization charge	(301)	(289)
Impairment	(67)
Ending balance	(2,475)	(2,107)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	188	92
Ending balance	61	188
Trademarks | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	355	216
Additions from business combinations (Note 6)	32	139
Ending balance	387	355
Trademarks | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(167)	(124)
Amortization charge	(44)	(43)
Impairment	(115)
Ending balance	(326)	(167)
Advances for intangibles, CIP and others
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	96	192
Ending balance	205	96
Advances for intangibles, CIP and others | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	106	199
Additions	211	106
Additions from business combinations (Note 6)		(149)
Transfer between groups	(36)	(31)
Disposals	(39)	(19)
Ending balance	242	106
Advances for intangibles, CIP and others | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Beginning balance	(10)	(7)
Amortization charge	(10)	(3)
Impairment	(18)	(19)
Disposals	1	19
Ending balance	₽ (37)	₽ (10)